INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	Note	As of December 31, 2016	As of December 31, 2017

Customer relationships	8	104,322	379,322
Favorable leases	8	15,500	15,500
Licenses		—	6,000

		119,822	400,822
Less: accumulated amortization		(27,253)	(52,356)

Intangible assets, net		92,569	348,466

The Company’s customer relationships and favorable leases were acquired in business combinations (note 8).

Amortization of intangible assets was RMB8,925, RMB13,866 and RMB25,103 for the years ended December 31, 2015, 2016 and 2017, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2018	37,829
2019	37,829
2020	29,680
2021	29,680
2022	29,680
Thereafter	183,768

Total	348,466